Deposits for Non-Current Assets - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Property, Plant and Equipment [Member] CNY	Dec. 31, 2011 Property, Plant and Equipment [Member] CNY
Valuation and Qualifying Accounts Disclosure [Line Items]
Reserve for unrecoverable deposits	$ 4,386	26,552	26,552	3,360	20,679